Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income (loss)	$ (191,159)	$ (413,421)	$ (240,580)	$ 373,939	$ (279,281)
Adjustments for:
Depreciation expense	26,014	19,502	39,051	37,087	40,131
Gain from sale of furniture and equipment				(10,238)	8,331
Loss on disposal of a subsidiary	42,346
Written off of rental deposits					27,260
Impairment of leasehold improvements and equipment					55,919
Deferred taxes		(7,964)		129,322	(43,930)
Changes in:
Accounts receivable	13,951	(27,941)	(118,399)
Other receivables	410	(190,068)	6,065	(31,730)	104,305
Prepaid expenses and other current assets	42,639	16,305	1,486	(51,510)	(1,531)
Accounts payable, other payables and accruals				173,539	(1,576)
Other payables and accruals	(46,479)	(121,240)	(47,681)	173,539
Deferred revenue	46,147	(79,937)	(273,882)	367,000	(326)
Income tax payable			(13,339)	28,938
Net cash provided by operating activities	(66,131)	(804,764)	(647,279)	1,016,347	(90,698)
Cash flows from investing activities:
Short term loan to a third party			(188,451)
Additions to leasehold improvements and equipment	(56,616)	(1,047)	(1,133)	(116,122)	(2,023)
Proceeds from sale of furniture and equipment				8,806	2,051
Acquisition of subsidiary, net of cash acquired					68,693
Proceeds from disposal of a subsidiary	307
Net cash (used in)/provided by investing activities	(56,309)	(1,047)	(189,584)	(107,316)	68,721
Cash flows from financing activities:
Amount due to related parties				74,941	210,017
Proceeds from advances from related parties	111,059	60,627	116,343	74,941
Repayment of advances to related parties		(170,593)	(172,306)
Net cash provided by financing activities	111,059	(109,966)	(55,963)	74,941	210,017
Effect of exchange rate changes on cash and cash equivalents	3,174	(13,299)	25,139	(7,389)	1,170
Net increase in cash and cash equivalents	(8,207)	(929,076)	(867,687)	976,583	189,210
Cash and cash equivalents at the beginning of year	298,106	1,165,793	1,165,793	189,210
Cash and cash equivalents at the end of year	289,899	236,717	298,106	1,165,793	189,210
Supplemental disclosure of non-cash investing and financing activities:
Income tax paid			28,526	9,113
Right-of-use assets obtained in exchange for operating lease obligations	$ 608,147	$ 97,352	$ 720,867	$ 197,524